Operating expenses, Shares Held by Directors and Executives (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expense [Abstract]
Number of shares held by Directors and Executives as a group (in shares)	[1]	1,908,331	2,958,894	2,303,011
Number of restricted stock subject to vesting conditions (in shares)		595,832	725,665	619,998
Period of base salary entitled to executive officer in connection with termination of employment		18 months

[1]	Includes 595,832 (2021: 725,665, 2020: 619,998) shares of restricted stock subject to vesting conditions.